Acquisitions and disposals (Details) - MXN ($) $ in Thousands		12 Months Ended
	Sep. 14, 2016	Dec. 31, 2017	Dec. 21, 2017
Disposal of subsidiaries [Abstract]
Percentage of voting interest sold in subsidiaries		100.00%
Current assets [Abstract]
Cash and cash equivalents		$ 212,332
Trade receivables		537,808
Other current assets		142,956
Total current assets		893,096
Non-current [Abstract]
Vessels and equipment, net		7,442,415
Other non-current assets		348,549
Total assets		8,684,060
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities		1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities		11,802,508
Total net assets		(3,118,448)
Consideration transferred		(66,987)
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		$ (3,185,435)
TMM DM [Member]
Disposal of subsidiaries [Abstract]
Ownership percentage in subsidiary		15.00%
Percentage of voting interest sold in subsidiaries			85.00%
Current assets [Abstract]
Cash and cash equivalents		$ 212,332
Trade receivables		537,808
Other current assets		142,956
Total current assets		893,096
Non-current [Abstract]
Vessels and equipment, net		7,442,415
Other non-current assets		8,530
Total assets		8,344,041
Short-term liabilities [Abstract]
Trust certificates		709,589
Other short-term liabilities		439,265
Total short-term liabilities		1,148,854
Long-term liabilities [Abstract]
Trust certificates		9,731,357
Other long-term liabilities		922,297
Total liabilities		11,802,508
Total net assets		(3,458,467)
Consideration transferred		0
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		(3,458,467)
Other Subsidiaries [Member]
Current assets [Abstract]
Cash and cash equivalents		0
Trade receivables		0
Other current assets		0
Total current assets		0
Non-current [Abstract]
Vessels and equipment, net		0
Other non-current assets		340,019
Total assets		340,019
Short-term liabilities [Abstract]
Trust certificates		0
Other short-term liabilities		0
Total short-term liabilities		0
Long-term liabilities [Abstract]
Trust certificates		0
Other long-term liabilities		0
Total liabilities		0
Total net assets		340,019
Consideration transferred		(66,987)
Investment retained by Grupo TMM		0
(Gain) loss on the disposition of subsidiaries		$ 273,032
TMM [Member]
Acquisition of subsidiaries [Abstract]
Percentage of voting equity interests acquired	100.00%
Total consideration	$ 10
Goodwill	0
Gain on business combination	$ 0